Dividends (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Dividends on Ordinary Capital
The Boards have determined to pay a quarterly interim dividend for Q1 2020 and Q2 2020 at the following rates which are equivalent in value between the two companies at the rate of exchange applied under the terms of the Equalisation Agreement:

	Q1 2020		Q2 2020
Per Unilever N.V. ordinary share		€0.4104		€0.4104
Per Unilever PLC ordinary share		£0.3614		£0.3698
Per Unilever N.V. New York share	US$	0.4445	US$	0.4694
Per Unilever PLC American Depositary Receipt	US$	0.4445	US$	0.4694

Summary of Quarterly Dividend Calendar
The quarterly dividend calendar for the remainder of 2020 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Q2 2020 Dividend	23 July 2020	6 August 2020	7 August 2020	9 September 2020
Q3 2020 Dividend	22 October 2020	5 November 2020	6 November 2020	2 December 2020